  As filed with the Securities and Exchange Commission on April 13, 2001

                                                  Registration No.   333 - 78743
                                                                     811 - 07689
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                         The One(R)Income Annuity(SM)

                                   FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                  ---------
                       Pre-Effective Amendment No.
                                                     -----

                       Post-Effective Amendment No.    4
                                                     -----

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No.    25
                                             ------

                  RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                          (Former Name of Registrant)

                      TRANSAMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                          PFL LIFE INSURANCE COMPANY
                          (Former Name of Depositor)

                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A.  Camp, Esq.
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-0001
                    (Name and Address of Agent for Service)

                                   Copy to:
                          Frederick R.  Bellamy, Esq.
                       Sutherland Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415


Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) of Rule 485.

    on ______________ pursuant to paragraph (b) of Rule 485.
---

___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.



 X  on May 1, 2001 pursuant to paragraph (a)(1) of Rule 485.
---
If appropriate, check the following box:

 X  this post-effective amendment designates a new effective date for a
---
previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on February 2, 2001. Parts A, B and C of the prior filing (Post-Effective Amendment No. 3 to Form N-4, File
No. 333-78743) are incorporated by reference.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 13th day of April, 2001.


                                    RETIREMENT BUILDER
                                    VARIABLE ANNUITY ACCOUNT
                                    (Formerly PFL Retirement Builder Variable
                                    Annuity Account)

                                    TRANSAMERICA LIFE INSURANCE COMPANY
                                    (Formerly PFL Life Insurance Company)
                                     Depositor


                                                                          *
                                    ---------------------------------------
                                    Larry N. Norman
                                    President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                         Title                   Date
---------------------  -----------------------------  --------------

     *                 Director                               , 2001
---------------------
Patrick S. Baird

/s/ Craig D. Vermie    Director                       April 13, 2001
---------------------
Craig D. Vermie

     *                 Director                               , 2001
---------------------  (Principal Executive Officer)
Larry N. Norman

     *                 Director                               , 2001
---------------------
Bart Herbert, Jr.

     *                 Director                               , 2001
---------------------
Douglas C. Kolsrud

     *                 Vice President and                     , 2001
---------------------  Corporate Controller
Robert J. Kontz

     *                 Treasurer                              , 2001
---------------------
Brenda K. Clancy

*By Craig D. Vermie, Attorney-in-Fact